Acquisitions (Details) - Schedule of Fair Value of the Proteomedix Stock Options - Stock Option [Member]	Dec. 31, 2023
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of measurement input	128.11
Expected stock price volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of measurement input	90
Minimum [Member] | Term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of measurement input	0.17
Minimum [Member] | Risk-free rate of interest [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of measurement input	4.07
Maximum [Member] | Term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of measurement input	3.59
Maximum [Member] | Risk-free rate of interest [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of measurement input	5.47